SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subordinated liabilities [Abstract]
Schedule of Movement in Subordinated Liabilities
The movement in subordinated liabilities during the year was as follows:

	Preferred securities £m	Undated £m	Dated £m	Total £m
At 1 January 2021	1,772	505	6,965	9,242
Issued during the year[1]:
3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)	–	–	1,074	1,074
3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)	–	–	888	888
2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)	–	–	1,300	1,300
	–	–	3,262	3,262
Repurchases and redemptions during the year[1]:
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)	(156)	–	–	(156)
Series 2 (US$500 million)	–	(94)	–	(94)
Series 3 (US$600 million)	–	(120)	–	(120)
Floating Rate Primary Capital Notes (US$250 million)	–	(24)	–	(24)
Series 1 (US$750 million)	–	(97)	–	(97)
9.375% Subordinated Bonds 2021 (£500 million)	–	–	(200)	(200)
5.374% Subordinated Fixed Rate Notes 2021 (€160 million)	–	–	(145)	(145)
4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)	–	–	(1,122)	(1,122)
6% Subordinated Notes 2033 (US$750 million)	–	–	(216)	(216)
4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)	–	–	(612)	(612)
4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)	–	–	(1,004)	(1,004)
	(156)	(335)	(3,299)	(3,790)
Foreign exchange movements	17	–	(80)	(63)
Other movements (cash and non-cash)[2]	28	–	(21)	7
At 31 December 2021	1,661	170	6,827	8,658
Issued during the year[1]:
8.133% Dated Subordinated Fixed Rate Reset notes 2033 (US$1,000 million)	–	–	837	837
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	(1,399)	–	–	(1,399)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	(221)	–	–	(221)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	(22)	–	–	(22)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	(12)	–	–	(12)
12% Perpetual Subordinated Bonds (£100 million)	–	(22)	–	(22)
5.75% Undated Subordinated Step-up Notes (£600 million)	–	(4)	–	(4)
7.625% Dated Subordinated Notes 2025 (£750 million)	–	–	(502)	(502)
	(1,654)	(26)	(502)	(2,182)
Foreign exchange movements	(6)	–	521	515
Other movements (cash and non-cash)[2]	(1)	2	(1,236)	(1,235)
At 31 December 2022	–	146	6,447	6,593
1Issuances in the year generated cash inflows of £837 million (2021: £3,262 million); the repurchases and redemptions resulted in cash outflows of £2,216 million (2021: £3,745 million).
2    Other movements include cash payments in respect of interest on subordinated liabilities in the year amounted to £397 million (2021: £525 million) offset by the interest expense in respect of subordinated liabilities of £367 million (2021: £634 million).